ING EQUITY TRUST

ING SmallCap Opportunities Fund

ING MidCap Opportunities Fund

(“each a “Fund” and collectively the “Funds”)

Supplement dated April 1, 2009

to the Funds’ Class A, Class B and Class C Prospectus (“Prospectus”)

dated September 30, 2008

Effective April 1, 2009, the Rule 12b-1 Plan for Class A shares of the Funds has been revised. Accordingly, the “Distribution and Service (12b-1) Fees” for the Funds have been lowered, and the waiver agreement between the Funds and ING Funds Distributor, LLC has been terminated.

Effective April 1, 2009, the Prospectus is hereby revised as follows:

1.                                       The table entitled “Operating Expenses Paid Each Year by the Funds — Class A” in the section entitled “What You Pay to Invest,” on page 24 of the Prospectus is hereby amended as follows:

Fund		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses(2)		Total Fund Operating Expenses		Waivers, Reimbursements and Recoupment(3)	Net Fund Operating Expenses
ING MidCap Opportunities Fund	%	0.75	0.25	0.55	(4)	0.01		1.56	(9)	(0.20)	1.36
ING SmallCap Opportunities Fund	%	0.90	0.25	0.59	(4)	0.00	(5)	1.74		(0.24)	1.50

2.                                       Footnote 9 to the table entitled “Operating Expenses Paid Each Year by the Funds - Class A,” found on page 26 of the Prospectus is hereby deleted in its entirety.  Additionally, footnotes 10 and 11 to the tables entitled “Operating Expenses Paid Each Year by the Funds” for the Class A, Class B and Class C shares, found on page 26 of the Prospectus, are renumerated as footnotes 9 and 10, respectively.

3.                                       The table entitled “Operating Expenses Paid Each Year by the Funds — Class A” in the section entitled “Examples,” on page 27 of the Prospectus is hereby amended as follows:

Fund	1 Year	3 Year	5 Year	10 Year
ING MidCap Opportunities Fund (1)	$706	1,021	1,358	2,309
ING SmallCap Opportunities Fund(1)	$719	1,069	1,443	2,490

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING EQUITY TRUST

ING SmallCap Opportunities Fund

ING MidCap Opportunities Fund

(“each a “Fund” and collectively the “Funds”)

Supplement dated April 1, 2009 to the Funds’

Class A, Class B, Class C, Class I, Class O, Class W and Class Q Shares

Statement of Additional Information (“SAI”)

dated September 30, 2008

Effective April 1, 2009, the Rule 12b-1 Plan for Class A shares of the Funds has been revised. Accordingly the “Distribution and Service (12b-1) Fees” for the Funds have been lowered, and the waiver agreement between the Funds and ING Funds Distributor, LLC has been terminated.

Effective April 1, 2009, the SAI is hereby revised as follows:

1.                                       The table entitled “Fees Based on Average Daily Net Assets — Class A” under the section entitled “12b-1 Plans” found on page 127 of the SAI is hereby amended as follows:

Fees Based on Average Daily Net Assets
Name of Fund	Class A
MidCap Opportunities	0.25%
SmallCap Opportunities	0.25%

2.                                       Footnote 2 to the table entitled “Fees Based on Average Daily Net Assets — Class A,” found on page 127 of the SAI is hereby deleted in its entirety.  Additionally, footnote 3 to the table entitled “Fees Based on Average Daily Net Assets,” to the Class A, Class B, Class C, Class I, Class O, Class W and Class Q shares found on page 127 of the SAI is renumerated as footnote 2.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE